Commitments and Contingencies - Schedule of Contractual Obligations and Commercial Commitments (Details) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	¥ 321
Long-term loans	9,200
Short-term loans	69,374
Total	78,895
Less than 1 Year [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	25
Long-term loans	700
Short-term loans	69,374
Total	70,099
1 – 3 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	52
Long-term loans	8,500
Short-term loans
Total	8,552
3 – 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	57
Long-term loans
Short-term loans
Total	57
More than 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	187
Long-term loans
Short-term loans
Total	¥ 187